Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Luminar Technologies, Inc./DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001758057
Amendment Flag	false
Document Type	S-1